DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2021	2020
Interest rate swaps	2,608	—
Foreign currency swaps	71	268
Bunker derivatives	—	304
Forward freight agreements	—	—
Asset Derivatives - Fair Value	2,679	572

(in thousands of $)	2021	2020
Interest rate swaps	10,364	27,558
Foreign currency swaps	—	—
Bunker derivatives	—	134
Forward freight agreements	—	—
Liability Derivatives - Fair Value	10,364	27,692

Derivative Instruments, Gain (Loss)	During 2021, 2020 and 2019, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2021	2020	2019
Interest rate swaps	Interest income (expense)	(8,349)	(5,030)	2,163
	Unrealized fair value gain (loss)	19,802	(19,868)	(13,114)
Foreign currency swaps	Realized gain (loss)	60	71	(1,139)
	Unrealized fair value gain (loss)	(257)	519	1,353
Forward freight agreements	Realized gain (loss)	18,969	10,207	3,245
	Options	—	(1,313)	(2,171)
Bunker derivatives	Realized gain (loss)	410	(2,193)	(635)
	Unrealized fair value gain (loss)	(170)	157	338
		30,465	(17,450)	(9,960)